UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE


            Report for the Calendar Year or Quarter Ended:   September 30, 2010
                                                            --------------------
            Check here if Amendment |_|; Amendment Number:  ________________


                         This Amendment (Check only one):
                             |_| is a restatement.
                             |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:        Thomas W. Smith
                 ---------------------------------------------------------------
    Address:     323 Railroad Avenue      Greenwich    CT         06830
                 ---------------------------------------------------------------
                 (Street)                 (City)       (State)    (Zip)

    Form 13F File Number: 028-04481

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:                 Thomas W. Smith
         Title:                Investment Manager
         Phone:                203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         November 15, 2010
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


         Number of Other Included Managers:         2
                                                    --------

         Form 13F Information Table Entry Total:    34
                                                    --------

         Form 13F Information Table Value Total:    $957,028 (thousands)
                                                    --------


List of Other Included Managers:

No.           Form 13F File No.:                Name:
---           ------------------                -----
01            028-10290                         Scott J. Vassalluzzo
02            028-13257                         Steven M. Fischer

              FORM 13F INFORMATION TABLE

                                                                 VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER         VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE   SHARED  NONE
         --------------            --------------     -----    --------    -------  --- ---- ------- --------    ----   ------  ----

ALLIANCE DATA SYSTEMS CORP.         COMMON STOCK    018581108    4,643      71,150   SH         Sole       -     71,150
ALLIANCE DATA SYSTEMS CORP.         COMMON STOCK    018581108   61,460     941,770   SH        Other  01, 02    941,770
BOARDWALK PIPELINE PARTNERS, LLP   UT LTD PARTNER   096627104    1,894      58,000   SH         Sole       -     58,000
COPART, INC.                        COMMON STOCK    217204106   12,773     387,408   SH         Sole       -    387,408
COPART, INC.                        COMMON STOCK    217204106   56,050   1,700,018   SH        Other  01, 02  1,700,018
CREDIT ACCEPTANCE CORP.             COMMON STOCK    225310101   19,855     327,855   SH         Sole       -    327,855
CREDIT ACCEPTANCE CORP.             COMMON STOCK    225310101  243,706   4,024,202   SH        Other  01, 02  4,024,202
EHEALTH, INC.                       COMMON STOCK    28238P109    4,251     329,306   SH        Other  01, 02    329,306
IRON MOUNTAIN, INC.                 COMMON STOCK    462846106    2,605     116,587   SH         Sole       -    116,587
IRON MOUNTAIN, INC.                 COMMON STOCK    462846106   21,303     953,601   SH        Other  01, 02    953,601
LIFE TIME FITNESS, INC.             COMMON STOCK    53217R207    6,342     160,667   SH         Sole       -    160,667
LIFE TIME FITNESS, INC.             COMMON STOCK    53217R207   47,619   1,206,450   SH        Other  01, 02  1,206,450
MARKET LEADER, INC.                 COMMON STOCK    44183Y102      178      82,630   SH         Sole       -     82,630
MARKET LEADER, INC.                 COMMON STOCK    44183Y102    1,267     589,381   SH        Other  01, 02    589,381
MOBILE MINI, INC.                   COMMON STOCK    60740F105    4,294     279,929   SH         Sole       -    279,929
MOBILE MINI, INC.                   COMMON STOCK    60740F105   15,721   1,024,817   SH        Other  01, 02  1,024,817
NEUSTAR INC.                            CL A        629906108    5,673     228,200   SH         Sole       -    228,200
NEUSTAR INC.                            CL A        629906108   54,501   2,192,300   SH        Other  01, 02  2,192,300
PRE-PAID LEGAL SERVICES, INC.       COMMON STOCK    740065107    6,005      96,100   SH         Sole       -     96,100
PRE-PAID LEGAL SERVICES, INC.       COMMON STOCK    740065107  100,572   1,609,415   SH        Other  01, 02  1,609,415
POOL CORPORATION                    COMMON STOCK    73278L105    1,215      60,518   SH         Sole       -     60,518
SEI INVESTMENTS CO                  COMMON STOCK    784117103    1,056      51,900   SH         Sole       -     51,900
SEI INVESTMENTS CO                  COMMON STOCK    784117103   14,931     734,054   SH        Other  01, 02    734,054
STAPLES INC.                        COMMON STOCK    855030102      575      27,500   SH         Sole       -     27,500
SUPPORT.COM, INC.                   COMMON STOCK    86858W101    9,582   2,092,070   SH        Other  01, 02  2,092,070
SYSTEMAX INC.                       COMMON STOCK    871851101    2,127     173,200   SH         Sole       -    173,200
SYSTEMAX INC.                       COMMON STOCK    871851101   26,511   2,158,861   SH        Other  01, 02  2,158,861
TRACTOR SUPPLY CO.                  COMMON STOCK    892356106    6,237     157,262   SH         Sole       -    157,262
TRACTOR SUPPLY CO.                  COMMON STOCK    892356106   53,014   1,336,718   SH        Other  01, 02  1,336,718
U.S. AUTO PARTS NETWORK, INC.       COMMON STOCK    90343C100   11,795   1,438,399   SH        Other  01, 02  1,438,399
VISTAPRINT N.V.                          SHS        N93540107    3,011      77,900   SH         Sole       -     77,900
VISTAPRINT N.V.                          SHS        N93540107   50,040   1,294,688   SH        Other  01, 02  1,294,688
WORLD ACCEPTANCE CORP.              COMMON STOCK    981419104    7,805     176,738   SH         Sole       -    176,738
WORLD ACCEPTANCE CORP.              COMMON STOCK    981419104   98,421   2,228,726   SH        Other  01, 02  2,228,726